Segment Information - Summary of Disaggregated Revenue from Contracts with Customers (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	₨ 1,311,005	$ 17,280	₨ 855,444	₨ 818,952
Revenue from contingent rents	13,812	182	15,147	16,729
Loss on provisionally priced contracts under IFRS 9 (Refer Note 6(a))	(12,900)	(170)	(1,961)	(12,995)
JV partner's share of the exploration costs approved under the OM (Refer Note 6(b))				12,760
Total revenue	1,311,917	17,292	868,630	835,446
Oil [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	102,751	1,354	64,798	109,062
Gas [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	17,119	226	6,837	7,945
Zinc Metal [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	247,092	3,257	166,343	157,559
Lead Metal [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	42,400	559	38,803	34,702
Silver Metal & Bars [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	42,151	556	43,949	24,756
Iron Ore [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	23,538	310	21,734	14,820
Metallurgical Coke [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	4,065	54	2,565	553
Pig Iron [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	41,231	543	24,249	22,394
Copper Products [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	142,812	1,882	102,049	73,489
Aluminium products [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	512,535	6,755	283,944	254,293
Power [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	38,861	512	36,509	44,064
Steel Products [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	56,977	751	39,663	37,850
Ferro Alloys [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	8,300	109	2,740
Others [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	₨ 31,173	$ 412	₨ 21,261	₨ 37,465